Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 508	¥ 1,019